Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of concentration by economic sector related to loans and advances to customers [Table Text Block]
Below is presented the concentration by economic sector related to loans and advances to customers:

	12/31/2025	12/31/2024
Industries	2,080,490	1,612,420
Construction	1,658,824	1,341,976
Trade	1,385,398	1,125,596
Administrative activities	785,016	274,894
Agriculture	406,577	378,690
Financial activities	69,220	52,490
Other segments (a)	1,365,293	1,774,595
Business clients	7,750,818	6,560,661
Individual clients	40,500,362	29,035,632
Total	48,251,180	35,596,293

Schedule of concentration of credit risk related to loans and advances to customers [Table Text Block]
Below is presented the concentration of credit risk related to loans and advances to customers:

	12/31/2025		12/31/2024
	Balance	% on Loans and advances to customers	Balance	% on Loans and advances to customers
Largest debtor	184,344	0.38%	123,456	0.35%
10 largest debtors	1,014,930	2.10%	964,974	2.71%
20 largest debtors	1,540,450	3.19%	1,520,889	4.27%
50 largest debtors	2,477,816	5.14%	2,378,545	6.68%
100 largest debtors	3,383,310	7.01%	3,181,258	8.94%

Schedule of the credit exposure of real estate loans by loan-to-value (LTV) ratio

	12/31/2025	12/31/2024
Less than or equal to 30%	2,565,053	1,680,479
Greater than 30% and less than or equal to 50%	4,432,991	3,384,141
Greater than 50% and less than or equal to 70%	6,646,170	4,552,068
Greater than 70% and less than or equal to 90%	2,415,905	1,375,696
Greater than 90%	134,603	257,803
	16,194,722	11,250,187

Schedule of the projected future realizable value of financial assets and liabilities by remaining contractual term
The table below presents the projected future realizable value of the Company’s financial assets and liabilities by contractual term:

		Current			Non-Current		Total	Total
	Note	1 to 30 days	31 to 180 days	181 to 365 days	1 to 5 Years	Over 5 years	12/31/2025	12/31/2024
Financial assets
Cash and cash equivalents	8	3,801,513	—	—	—	—	3,801,513	1,108,394
Amounts due from financial institutions, net of provisions for expected credit losses	9	4,600,218	—	—	—	—	4,600,218	6,194,960
Deposits at Central Bank of Brazil		7,867,658	—	—	—	—	7,867,658	5,285,402
Securities, net of provisions for expected credit losses	10	612,626	1,602,869	3,120,725	15,945,794	7,728,309	29,010,323	23,899,551
Derivative financial assets	11	55,195	2,806	914	—	—	58,915	563
Loans and advances to customers, net of provisions for expected credit losses	12.a	1,256,767	5,864,069	9,408,528	8,329,862	20,391,878	45,251,104	33,327,355
Other assets (a)	15	—	162,091	—	120,238	369,479	651,808	513,081
Total		18,193,977	7,631,835	12,530,167	24,395,894	28,489,666	91,241,539	70,329,306

Financial liabilities
Deposits from customers (b)	16	19,882,715	2,714,755	5,222,151	27,063,463	—	54,883,084	42,803,229
Deposits from banks	17	14,517,220	21,412	47,072	—	—	14,585,704	11,319,577
Securities issued	18	287,004	2,788,361	2,213,720	7,772,061	1,065,998	14,127,144	9,890,219
Derivative financial liabilities	11	4,149	48,538	271	1,156	—	54,114	70,048
Borrowing and on-lending	19	—	—	285,089	532,054	352	817,495	128,924
Other liabilities (c)	22	—	—	4,633	113,917	—	118,550	113,690
Total		34,691,088	5,573,066	7,772,936	35,482,651	1,066,350	84,586,091	64,325,687

Asset/Liability Difference (d)		(16,497,111)	2,058,769	4,757,231	(11,086,757)	27,423,316	6,655,448	6,003,619

(a) Other financial assets consist substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019, advance payment on a foreign exchange contract, commissions and bonuses receivable, and premium or discount on a financial asset transfer transaction;
(b) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity;
(c) Composed of financial liabilities from leases, as per explanatory note 22.b; and
(d) The mismatches observed arise from the different characteristics and contractual terms of the financial assets and liabilities, and do not necessarily represent limitations on the Group's effective liquidity position.
The group observes and utilizes this information as a component for monitoring liquidity risk.

Scchedule of financial assets and liabilities using a current/non-current classification
The table below represents the Group’s current financial assets (realized within 12 months of the reporting date), non-current financial assets (realized more than 12 months after the reporting date) and current financial liabilities (it is due to be settled within 12 months of the reporting date) and non-current financial liabilities (is due to be settled more than 12 months after the reporting date):

		12/31/2025
	Note	Current	Non-current	Total
Assets
Cash and equivalents	8	3,801,513	—	3,801,513
Amounts due from financial institutions, net of provisions for expected credit losses	9	4,600,218	—	4,600,218
Deposits at Central Bank of Brazil		7,867,658	—	7,867,658
Securities, net of provisions for expected credit losses	10	5,336,220	23,674,103	29,010,323
Derivative financial assets	11	58,915	—	58,915
Loans and advances to customers, net of provisions for expected credit losses	12	16,529,364	28,721,740	45,251,104
Other assets (a)	15	162,091	489,717	651,808
Total		38,355,979	52,885,560	91,241,539

Liabilities
Deposits from customers (b)	16	27,819,621	27,063,463	54,883,084
Deposits from banks	17	14,585,704	—	14,585,704
Securities issued	18	5,289,085	8,838,059	14,127,144
Derivative financial liabilities	11	52,958	1,156	54,114
Borrowings and on-lending	19	285,089	532,406	817,495
Other liabilities (c)	22	4,633	113,917	118,550
Total		48,037,090	36,549,001	84,586,091

(a) Other financial assets consist substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros SA (“Wiz”) on May 8, 2019, advance payment on a foreign exchange contract, commissions and bonuses receivable, and premium or discount on a financial asset transfer transaction;
(b) Overall, the CDB (time deposit) are issued with early liquidity clause, then the client (counterparty) could redeem it anytime until the final maturity. For disclosure purpose, the CDBs are allocated according to the remaining days until the maturity. Therefore, for risk management purpose under both market risk and liquidity risk, it is considered a methodology (behavior statistic model) which is focused on allocating the positions (CDB) at a more probable maturity; and
(c) Composed of financial liabilities from leases, as per explanatory note 22.b.

		12/31/2024
	Note	Current	Non-current	Total
Assets
Cash and cash equivalents	8	1,108,394	—	1,108,394
Amounts due from financial institutions, net of provisions for expected credit losses	9	6,194,960	—	6,194,960
Deposits at Central Bank of Brazil		5,285,402	—	5,285,402
Securities, net of provisions for expected credit losses	10	5,379,079	18,520,472	23,899,551
Derivative financial assets	11	563	—	563
Loans and advances to customers, net of provisions for expected credit losses	12	15,686,443	17,640,912	33,327,355
Other assets	15	—	513,081	513,081
Total		33,654,841	36,674,465	70,329,306

Financial liabilities
Deposits from customers	16	25,942,634	16,860,595	42,803,229
Deposits from banks	17	11,319,577	—	11,319,577
Securities issued	18	6,427,756	3,462,463	9,890,219
Derivative financial liabilities	11	70,003	45	70,048
Borrowings and on-lending	19	111,806	17,118	128,924
Other liabilities	22	1,011	112,679	113,690
Total		43,872,787	20,452,900	64,325,687

21-day VaR of the trading book

Risk factor - R$ thousands	12/31/2025	12/31/2024
IPCA Coupon (a)	5,370	13,738
Fixed rate	401	3,951
USD Coupon	5,734	2,675
Foreign currencies	18,740	28,036
Share price	70	193
Subtotal	30,314	48,593

Diversification effects (correlation)	12,270	24,539
Value-at-Risk	18,044	24,054
VaR over assets	0.02%	0.03%

(a) Price index coupon is composed of the risk factors IPCA (consumer price index calculated by IBGE - Brazilian Institute of Geography and Statistics) and IGPM (General Price Index - Market, calculated by Fundação Getulio Vargas (FGV).

VaR of the banking book [Text Block]

Risk factor - R$ thousands	12/31/2025	12/31/2024
IPCA Coupon (a)	869,347	976,186
Fixed rate	74,245	116,296
TR Coupon (b)	34,499	53,790
Others	294,141	181,069
Subtotal	1,272,232	1,327,341

Diversification effects (correlation)	325,523	347,688
Value-at-Risk	946,709	979,653
VarR over assets	0.96%	1.28%

(a) Price index coupon is composed of the risk factors IPCA (consumer price index calculated by IBGE - Brazilian Institute of Geography and Statistics) and IGPM (General Price Index - Market, calculated by Fundação Getulio Vargas (FGV); and
(b) The interest rate coupon is equivalent to the Reference Rate (TR) and is one of the components that define the profitability of savings and the FGTS (Service Time Guarantee Fund).

Sensitivity of the positions to market movements [Text Block]

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2025
Risk factor	Rate variation in scenario 1	Scenario 1	Rate variation in scenario 2	Scenario 2	Rate variation in scenario 3	Scenario 3
IPCA coupon (a)	increase	(5,638)	increase	(914,806)	increase	(1,648,619)
Fixed rate	increase	(4,362)	increase	(1,379,571)	increase	(2,590,233)
TR coupon (b)	increase	(511)	increase	(122,128)	increase	(208,431)
USD coupon	decrease	(46)	decrease	(8,085)	decrease	(16,369)
Others	decrease	(2,554)	decrease	(63,843)	decrease	(127,687)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period); and
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).

Exposures - R$ thousand
Banking and Trading book	Scenarios					12/31/2024
Risk factor	Rate variation in scenario 1	Scenario 1	Rate variation in scenario 2	Scenario 2	Rate variation in scenario 3	Scenario 3
IPCA coupon (a)	increase	(4,870)	increase	(834,006)	increase	(1,511,875)
Fixed rate	increase	(2,766)	increase	(988,366)	increase	(1,848,407)
TR coupon (b)	increase	(214)	increase	(56,565)	increase	(96,402)
USD coupon	decrease	(26)	decrease	(4,477)	decrease	(9,047)
Others	increase	(19)	decrease	(1,912)	decrease	(628)

(a) The IPCA is a consumer price index calculated by the IBGE (accumulated during each period); and
(b) The Reference Rate (TR) is one of the components that determine the profitability of savings accounts and the FGTS (Severance Indemnity Fund).